Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Term deposit liabilities	$ 716,248	$ 643,522
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	198,081	182,373
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	99,948	69,868
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	156,531	151,079
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	82,251	76,232
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	58,623	49,965
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	45,802	36,774
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	24,876	36,506
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 50,136	$ 40,725